Derivative financial instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans
Cost of hedging to be reclassified to profit or loss - Loans hedging	$ 241
Cost of hedging to be reclassified to profit or loss - Borrowring and debt hedging	$ 6
Description of duration of hedging, financial assets		8 years 3 months